RELATED PARTY TRANSACTIONS - Advances from Related Parties (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Due to related party	$ 52,582	$ 50,221	$ 7,500
Related Party | Affiliate Of Sponsor
Related Party Transaction [Line Items]
Due to related party	$ 52,582	$ 50,221	$ 7,500